Subsequent Events (10Q) (Details Narrative) - $ / shares		12 Months Ended
	Jul. 02, 2015	Dec. 31, 2014	Jul. 31, 2015	Jul. 23, 2015	Jun. 30, 2015	Nov. 07, 2014	Dec. 31, 2013
Common stock issued		153,186,804			169,721,077		100,773,923
Shares cancellation options to purchase		6,201,472
Common stock, par value		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member] | Lock-up Agreements [Member]
Common stock issued			2,189,240
Subsequent Event [Member] | Consultant [Member]
Common stock issued	50,000			17,000
Subsequent Event [Member] | Charles Allen [Member]
Shares cancellation options to purchase	9,500,000
Aggregate shares options to purchase	12,450,000
Common stock, par value	$ 0.001
Common stock, exercise price per share	$ 0.10
Subsequent Event [Member] | Michal Handerhan [Member]
Shares cancellation options to purchase	2,950,000
Aggregate shares options to purchase	12,450,000
Common stock, par value	$ 0.001
Common stock, exercise price per share	$ 0.10
Subsequent Event [Member] | Independent Contractors [Member]
Common stock issued				370,000